Retirement Benefits	12 Months Ended
Dec. 31, 2011
Retirement Benefits [Abstract]
Retirement Benefits
(11) Retirement	Benefits

Universal Biosensors Pty Ltd contributes to standard defined contributions superannuation funds on behalf of all employees at an amount up to nine per cent of employee salary. The Company permits employees to choose the superannuation fund into which the contributions are paid, provided the fund is appropriately registered.

Universal Biosensors Pty Ltd contributed A$806,158, A$714,123 and A$698,919 for the fiscal years ended December 31, 2011, 2010 and 2009, respectively.